Operating Segment Information - Reportable Segment Information (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2018 TWD ($)
Disclosure of Operating Segments [Line Items]
Operating revenues	$ 4,941,280	$ 151,252,571	$ 149,284,706	$ 147,870,124
Segment net income (loss), net of tax	106,102	3,247,797	6,679,229	4,168,562
Capital expenditure	639,989	19,590,075	44,236,276	91,560,639
Depreciation	1,631,773	49,948,589	50,965,120	49,691,035
Share of profit or loss of associates and joint ventures	(20,146)	(616,665)	157,837	(315,666)
Income tax expense (benefit)	(36,912)	(1,129,877)	992,481	552,524
Impairment loss		46,225	950,335	2,077,574
Segment assets	11,845,712		391,132,220		$ 362,597,229
Segment liabilities	$ 5,168,238		181,511,222		158,199,746
Operating segments [member]
Disclosure of Operating Segments [Line Items]
Operating revenues		151,252,571	149,284,706	147,870,124
Segment net income (loss), net of tax		2,085,522	6,062,725	2,557,063
Capital expenditure		19,590,075	44,236,276	91,560,639
Depreciation		49,948,589	50,965,120	49,691,035
Share of profit or loss of associates and joint ventures		(1,225,231)	(291,578)	(1,496,126)
Income tax expense (benefit)		(458,653)	1,167,157	983,563
Impairment loss		46,225	950,335	2,077,574
Segment assets			395,400,380		364,792,408
Segment liabilities			180,063,030		158,068,776
Operating segments [member] | Wafer fabrication [member]
Disclosure of Operating Segments [Line Items]
Operating revenues		151,023,932	148,939,836	147,444,265
Segment net income (loss), net of tax		2,688,331	6,728,620	4,218,948
Capital expenditure		19,589,770	44,229,488	91,542,436
Depreciation		49,777,242	50,737,240	49,288,201
Share of profit or loss of associates and joint ventures		(1,201,986)	(258,959)	(1,285,380)
Income tax expense (benefit)		(456,058)	1,167,154	992,580
Impairment loss		46,225	632,207	1,296,529
Segment assets			392,370,323		363,529,040
Segment liabilities			178,362,985		157,000,054
Operating segments [member] | New business [member]
Disclosure of Operating Segments [Line Items]
Operating revenues		228,639	344,870	425,859
Segment net income (loss), net of tax		(602,809)	(665,895)	(1,661,885)
Capital expenditure		305	6,788	18,203
Depreciation		171,347	227,880	402,834
Share of profit or loss of associates and joint ventures		(23,245)	(32,619)	(210,746)
Income tax expense (benefit)		(2,595)	3	(9,017)
Impairment loss		0	318,128	781,045
Segment assets			3,030,057		1,263,368
Segment liabilities			1,700,045		1,068,722
Adjustment and elimination [member]
Disclosure of Operating Segments [Line Items]
Operating revenues		0	0	0
Segment net income (loss), net of tax		1,162,275	616,504	1,611,499
Capital expenditure		0	0	0
Depreciation		0	0	0
Share of profit or loss of associates and joint ventures		608,566	449,415	1,180,460
Income tax expense (benefit)		(671,224)	(174,676)	(431,039)
Impairment loss		0	0	0
Segment assets			(4,268,160)		(2,195,179)
Segment liabilities			1,448,192		$ 130,970
Intersegments [member]
Disclosure of Operating Segments [Line Items]
Operating revenues		19,290	13,600	6,547
Intersegments [member] | Wafer fabrication [member]
Disclosure of Operating Segments [Line Items]
Operating revenues		0	0	0
Intersegments [member] | New business [member]
Disclosure of Operating Segments [Line Items]
Operating revenues		$ 19,290	$ 13,600	$ 6,547